Impairment of long-lived assets (Details Narrative) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 24, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets					$ 834,687	$ 909,279	$ 1,016,927
Decrease in impairment loss				$ 39,292
Decrease in additional impairment loss				$ 61,498
Increase in impairment loss					14,932
Increase in additional impairment loss					7,274
Cerro Pasco CGU [Member]
IfrsStatementLineItems [Line Items]
Intangible assets					206,423
Impairment reversal	$ 3,978	$ 22,206	$ 10,291
Impairment loss					$ 58,435